Note 17 - Restricted Stock Grant (Details) (USD $)		6 Months Ended
	Jul. 12, 2013	Sep. 30, 2013 Chief Executive Officer [Member]
Note 17 - Restricted Stock Grant (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		350,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Restricted Stock or Unit Expense		$ 191,333
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 6,279,000	$ 2,609,000